ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 25,053,762	$ 3,432,351	¥ 16,060,679
Other current assets	4,460,594	611,099	3,402,812
Total current assets	68,865,057	9,434,475	82,945,199
Non-current assets:
Total assets	124,880,358	17,108,541	135,831,825
Current liabilities:
Due to related parties	0	0	3,412
Short-term borrowings	6,933,899		13,583,774
Convertible senior notes	0	0	782,969
Total current liabilities	54,484,022	7,464,284	81,060,645
Convertible senior notes	8,605,579	1,178,959	4,785,480
Total liabilities	90,644,387	12,418,233	102,297,683
Shareholders' equity:
Ordinary shares (USD $0.00002 par value, 500,000,000 shares authorized, 204,135,029 and 209,920,447 shares issued as of December 31, 2023 and December 31, 2024, respectively, 201,189,189 and 208,560,447 shares outstanding as of December 31, 2023 and December 31, 2024, respectively)	29	4	29
Additional paid-in capital	11,245,665	1,540,650	10,738,376
Accumulated other comprehensive loss	225,141	30,844	359,584
Treasury stock, at cost; 2,945,840 and 1,360,000 ordinary shares as of December 31, 2023 and December 31, 2024	(216,507)	(29,661)	(79,282)
Total shareholders' equity	19,898,909	2,726,139	20,156,434
Total liabilities and shareholders' equity	124,880,358	17,108,541	135,831,825
Related parties
Current assets:
Due from subsidiaries	436,706	59,829	296,512
Current liabilities:
Due to subsidiaries	0	0	21,244
Reportable Legal Entities | Parent Company
Current assets:
Cash and cash equivalents	124,313	17,031	414,689
Other current assets	2,049	281	1,637
Total current assets	485,084	66,457	796,773
Non-current assets:
Investments in subsidiaries	19,608,702	2,686,381	20,354,397
Total assets	20,093,786	2,752,838	21,151,170
Current liabilities:
Short-term borrowings	162,140	22,213	179,425
Convertible senior notes			782,969
Other current liabilities	6,523	895	6,513
Total current liabilities	194,877	26,699	994,736
Shareholders' equity:
Ordinary shares (USD $0.00002 par value, 500,000,000 shares authorized, 204,135,029 and 209,920,447 shares issued as of December 31, 2023 and December 31, 2024, respectively, 201,189,189 and 208,560,447 shares outstanding as of December 31, 2023 and December 31, 2024, respectively)	29	4	29
Additional paid-in capital	11,245,665	1,540,650	10,738,376
Accumulated other comprehensive loss	225,141	30,844	359,584
Treasury stock, at cost; 2,945,840 and 1,360,000 ordinary shares as of December 31, 2023 and December 31, 2024	(216,507)	(29,661)	(79,282)
Retained earnings	8,644,581	1,184,302	9,137,727
Total shareholders' equity	19,898,909	2,726,139	20,156,434
Total liabilities and shareholders' equity	20,093,786	2,752,838	21,151,170
Reportable Legal Entities | Parent Company | Subsidiary of Common Parent [Member]
Current assets:
Due from subsidiaries	358,722	49,145	380,447
Current liabilities:
Due to subsidiaries	¥ 26,214	$ 3,591	¥ 25,829